Note 20 - Accumulated Other Comprehensive Loss - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Foreign currency translation adjustment, net of taxes of ($312) at December 31, 2025 and ($312) at December 31, 2024	$ (19,490)	$ (21,966)
Unrealized holding gains on interest rate swap cash flow hedge, net of taxes of $0 at December 31, 2025 and $0 at December 31, 2024	906	2,729
Unrealized holding gains on marketable securities, net of taxes of ($7) at December 31, 2025 and ($7) at December 31, 2024	21	21
Unfunded SERP liability, net of taxes of $1,003 at December 31, 2025 and $1,183 at December 31, 2024	1,389	1,989
Accumulated other comprehensive loss	$ (17,174)	$ (17,227)